Leases (Continuity schedule of lease obligation) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Balance, Beginning	$ 24,788	$ 52,070	$ 0
Adoption of IFRS 16			74,307
New lease agreement	48,408	0	0
Interest expense	3,629	9,160	14,081
Lease payments	(28,946)	(36,442)	(25,504)
Foreign exchange	(3,095)		(10,814)
Balance, Ending	$ 44,784	$ 24,788	$ 52,070